Submission	Jun. 25, 2026
Submission [Line Items]
Central Index Key	0001657853
Registrant Name	HERTZ GLOBAL HOLDINGS, INC
Registration File Number	333-296989
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES